Reconciliation of Financial Statements to Form 5500 - Schedule of Reconciliation of Company Contributions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Company contributions per financial statement	$ 6,523,590
Less: Company contribution receivable	(3,034,249)	$ (2,951,101)
Add: Company contribution receivable		$ 2,951,101
Company contributions per Form 5500	$ 6,440,442